Schedule of Investments
March 31, 2022 (unaudited)
Pinnacle Value Fund
Bertolet Capital Trust

	Shares or Principal
Security Description	Amount ($)		Fair Value ($)(1)

Common Stocks - 55.00%

Air Transportation, Nonscheduled - 7.72%
Bristow Group, Inc. (2)	61,267		2,271,780

Apparel & Other Finished Products- 1.01%
Crown Crafts, Inc.	45,358		295,281

Apparel Retail - 1.74%
Shoe Carnival, Inc.	2,000		58,320
The Buckle, Inc. (2)	13,729		453,606

			511,926

Banks & Thrifts - 1.88%
Hope Bancorp, Inc.	11,207		180,209
OP Bancorp	15,112		209,301
PCB Bancorp	7,200		165,240

			554,750

Banks - Regional - 0.19%
NSTS Bancorp, Inc. (2)	4,700		56,776

Construction & Fabrication - 11.03%
Gulf Island Fabrication, Inc. (2)	501,941		1,967,609
Williams Industrial Service Group, Inc. (2)	644,569		1,282,692

			3,250,301

Electrical Equipment & Parts - 0.93%
Espey Manufacturing & Electronics Corp. (2)	18,017		250,436
Ultralife Corp. (2)	4,562		24,498

			274,934
Electronics - 1.61%
AstroNova, Inc. (2)	8,556		129,795
Benchmark Electronics, Inc.	7,000		175,280
Kimball Electronics, Inc. (2)	8,521		170,335

			475,410

Energy - 2.64%
Seacor Marine Holdings, Inc. (2)	96,233		776,600

Fire, Marine & Casualty Insura - 0.39%
White Mountains Insurance Group, Ltd. (Bermuda)	100		113,624

Furniture & Accessories - 1.23%
Culp, Inc.	13,900		110,366
Flexsteel Industries, Inc.	8,385		161,831
Hooker Furnishings Corp.	4,720		89,397

			361,594

Home Product Stores - 0.74%
Ethan Allen Interiors, Inc.	8,353		217,763

Insurance - 2.55%
First Acceptance Corp. (2)	110,111		214,716
Genworth Financial, Inc. Class A (2)	67,738		256,050
Kansas City Life Insurance Co.	5,533		232,386
National Security Group, Inc.	3,041		48,732

			751,884

Insurance - Property & Casualty - 0.27%
Mercury General Corp.	1,469		80,795

Insurance - Specialty - 0.03%
Enact Holdings, Inc. (2)	400		8,900

Medical Care Facilities - 0.03%
Healthcare Services Group, Inc. (2)	500		9,285

Oil & Gas Field Services, NEC - 0.12%
Sabine Royalty Trust	593		34,246

Power Equipment - 3.04%
LSI Industries, Inc.	4,157		24,942
Powell Industries, Inc.	44,897		871,900

			896,842

Real Estate - 1.28%
FRP Holdings, Inc. (2)	1,379		79,706
Getty Realty Corp.	6,207		177,644
Potlatch Deltic Corp.	1,900		100,187
Regency Affiliates, Inc.	3,255		20,669

			378,206

Retail - 3.59%
Haverty Furniture Cos., Inc.	1,500		41,130
Weyco Group, Inc.	41,066		1,015,152

			1,056,282

Security Services - 0.65%
Costar Technologies, Inc. (2)	51,220		192,075

Specialty Industrial - 5.87%
Graham Corp. (2)	189,182		1,458,593
Hurco Cos., Inc.	4,900		154,448
Preformed Line Products Co.	1,850		117,327

			1,730,368

Sporting & Athletic Goods, NEC - 0.00%
Escalade Inc.	100		1,320

Steel Works, Blast Furnaces Rolling Mills (Coke Ovens) - 1.42%
Friedman Industries, Inc.	33,345		293,769
Universal Stainless & Alloy Products, Inc. (2)	14,272		123,881

			417,650

Surety Insurance - 0.01%
NMI Holdings, Inc. (2)	200		4,124

Transportation - 4.09%
Dorian LPG Ltd.	29,270		424,122
Kirby Corp. (2)	2,500		180,475
Patriot Transportation Holdings, Inc. (2)	75,252		600,511

			1,205,108

Trucking - 0.94%
Heartland Express, Inc.	19,682		276,926

Total Common Stock	(Cost $ 13,176,350)		16,204,749

Closed-End & Exchange Traded Funds - 3.32%

Barings Participation Investor (4)	4,378		58,621
Sprott Gold Miners ETF (4)	13,400		442,200
Sprott Junior Gold Miners ETF (4)	11,022		478,385

Total Exchange-Traded Funds	(Cost $ 545,402)		979,206

Money Market Registered Investment Companies - 52.50%

First American Government Obligation Fund Class Z 0.1454% (3)	14,467,570		14,467,570
Invesco Government & Agency Portolio Institutional Class 0.25% (3)	1,000,000		1,000,000

Total Money Market Registered Investment Companies	(Cost $ 15,467,570)		15,467,570

Total Investments - 110.82%	(Cost $ 29,189,322)		32,651,525

Liabilities in Excess of Other Assets -- -10.82%			(3,188,519)

Total Net Assets - 100.00%			29,463,006

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2022 in valuing the Fund's assets carried at fair value:

	Investments in		Other Financial
Valuation Inputs	Securities		Instruments (8)
Level 1 - Quoted Prices	$32,651,525	$
Level 2 - Other Significant Observable Inputs	-		-
Level 3 - Significant Unobservable Inputs	-		-
Total	$32,651,525		$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable rate security; the money market rate shown represents the yield at March 31, 2022
(4) Exchange-traded fund.